INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Tigre ADS [Member]
Summarized Financial Data of Joint Ventures

Summarized financial data as of the fiscal year ended March 31, 2014 and September 30, 2014 for the Tigre ADS joint venture is as follows:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre ADS	$22,029	$22,029	$21,490	$21,490
Receivable from Tigre ADS	8,899	8,899	5,234	5,234
ADS’ Guarantee of Tigre ADS Debt	—	7,000	—	7,000

Summarized financial data as of the fiscal years ended March 31 for the Tigre ADS joint venture is as follows:

	2013		2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre ADS	$22,012	$22,012	$20,029	$20,029
Receivable from Tigre ADS	8,113	8,113	8,899	8,899
ADS’ Guarantee of Tigre ADS Debt	—	7,000	—	7,000

BaySaver [Member]
Summarized Financial Data of Joint Ventures

Summarized financial data as of fiscal year ended March 31, 2104 and September 30, 2014 for the BaySaver joint venture is as follows:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Baysaver	$5,202	$5,202	$5,217	$5,217
Receivable from Baysaver	6	6	216	216

Summarized financial data as of the fiscal year ended March 31 for the BaySaver joint venture is as follows:

	2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure
Investment in BaySaver	$5,202	$5,202
Receivable from BaySaver	6	6

Tigre-ADS USA [Member]
Summarized Financial Data of Joint Ventures

Summarized financial data as of September 30, 2014 for the Tigre-ADS USA joint venture is as follows:

(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre-ADS USA	$3,406	$3,406
Receivable from Tigre-ADS USA	25	25